Quarterly Holdings Report
for

Fidelity Advisor® Health Care Fund

October 31, 2019

AFHC-QTLY-1219
1.809075.116

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Biotechnology - 24.8%
Biotechnology - 24.8%
AbbVie, Inc.	600,000	$47,730,000
Acceleron Pharma, Inc. (a)	370,000	16,601,900
Alexion Pharmaceuticals, Inc. (a)	600,000	63,240,000
Allakos, Inc. (a)(b)	230,000	15,778,000
Allogene Therapeutics, Inc. (b)	180,000	5,184,000
Alnylam Pharmaceuticals, Inc. (a)	400,000	34,696,000
Amgen, Inc.	400,000	85,300,000
AnaptysBio, Inc. (a)	267,659	10,096,097
Aprea Therapeutics, Inc.	240,000	5,796,000
Argenx SE ADR (a)	333,348	40,821,796
Ascendis Pharma A/S sponsored ADR (a)	497,334	54,995,194
BeiGene Ltd. ADR (a)	170,000	23,517,800
BELLUS Health, Inc. (a)	600,000	4,008,000
BioNTech AG	898,650	13,603,764
bluebird bio, Inc. (a)(b)	220,000	17,820,000
Blueprint Medicines Corp. (a)	543,900	37,442,076
Cellectis SA sponsored ADR (a)	360,000	4,269,600
FibroGen, Inc. (a)	620,000	24,273,000
G1 Therapeutics, Inc. (a)	469,800	9,969,156
Gritstone Oncology, Inc. (a)	313,400	2,541,674
Immunomedics, Inc. (a)(b)	600,000	9,600,000
Insmed, Inc. (a)	750,000	13,942,500
Intercept Pharmaceuticals, Inc. (a)	146,324	10,649,461
Kura Oncology, Inc. (a)	660,000	9,886,800
Morphic Holding, Inc.	28,600	400,400
Morphosys AG (a)	128,000	13,940,358
Morphosys AG sponsored ADR (a)	100	2,722
Natera, Inc. (a)	250,000	9,630,000
Neurocrine Biosciences, Inc. (a)	360,000	35,816,400
Principia Biopharma, Inc. (a)	460,000	16,242,600
Sage Therapeutics, Inc. (a)	46,000	6,239,900
Sarepta Therapeutics, Inc. (a)(b)	720,000	59,803,200
Scholar Rock Holding Corp. (a)	43,000	397,750
The Medicines Company (a)(b)	360,000	18,896,400
Turning Point Therapeutics, Inc.	26,949	1,033,764
uniQure B.V. (a)	220,000	11,008,800
Vertex Pharmaceuticals, Inc. (a)	1,060,000	207,208,800
Viela Bio, Inc.	240,000	5,220,000
Viking Therapeutics, Inc. (a)(b)	600,000	3,882,000
Xencor, Inc. (a)	645,969	22,098,599
Zymeworks, Inc. (a)	432,493	14,933,983
		988,518,494
Diversified Consumer Services - 0.2%
Specialized Consumer Services - 0.2%
Carriage Services, Inc.	257,500	6,633,200
Health Care Equipment & Supplies - 29.3%
Health Care Equipment - 29.3%
Atricure, Inc. (a)	870,000	23,133,300
Becton, Dickinson & Co.	800,000	204,800,000
Boston Scientific Corp. (a)	6,600,000	275,220,000
Danaher Corp.	490,000	67,531,800
Hologic, Inc. (a)	1,000,000	48,310,000
Insulet Corp. (a)	570,000	82,832,400
Intuitive Surgical, Inc. (a)	258,000	142,661,100
Masimo Corp. (a)	370,000	53,942,300
Penumbra, Inc. (a)(b)	432,300	67,425,831
Shockwave Medical, Inc. (a)	201,847	6,866,835
Stryker Corp.	700,000	151,389,000
Varian Medical Systems, Inc. (a)	70,000	8,456,700
Wright Medical Group NV (a)	1,600,000	33,280,000
		1,165,849,266
Health Care Providers & Services - 24.0%
Health Care Distributors & Services - 0.6%
EBOS Group Ltd.	1,460,000	23,059,854
Health Care Facilities - 2.2%
HCA Holdings, Inc.	660,000	88,136,400
Health Care Services - 4.4%
1Life Healthcare, Inc. (a)(c)(d)	160,901	2,133,547
Cigna Corp.	914,000	163,112,440
Premier, Inc. (a)	330,000	10,751,400
		175,997,387
Managed Health Care - 16.8%
Centene Corp. (a)	2,000,000	106,160,000
HealthEquity, Inc. (a)	360,000	20,444,400
Humana, Inc.	500,000	147,100,000
Molina Healthcare, Inc. (a)	320,000	37,644,800
Notre Dame Intermedica Participacoes SA	1,700,000	25,433,238
UnitedHealth Group, Inc.	1,320,000	333,563,998
		670,346,436

TOTAL HEALTH CARE PROVIDERS & SERVICES		957,540,077

Health Care Technology - 0.1%
Health Care Technology - 0.1%
Castlight Health, Inc. (a)	331,400	500,414
Castlight Health, Inc. Class B (a)	1,386,602	2,093,769
Health Catalyst, Inc. (b)	90,000	2,894,400
		5,488,583
Life Sciences Tools & Services - 1.9%
Life Sciences Tools & Services - 1.9%
10X Genomics, Inc. (a)	36,836	2,136,488
Avantor, Inc.	700,000	9,947,000
Bruker Corp.	600,000	26,700,000
Lonza Group AG	105,000	37,785,099
		76,568,587
Pharmaceuticals - 18.1%
Pharmaceuticals - 18.1%
Astellas Pharma, Inc.	212,200	3,641,924
AstraZeneca PLC (United Kingdom)	2,260,000	220,389,027
Bristol-Myers Squibb Co.	320,000	18,358,400
Dechra Pharmaceuticals PLC	840,000	28,616,872
Eli Lilly & Co.	1,280,000	145,856,000
MyoKardia, Inc. (a)	286,400	16,419,312
Recordati SpA	350,000	14,704,673
Roche Holding AG (participation certificate)	760,250	228,801,785
RPI International Holdings LP (a)(c)(d)	61,683	9,621,623
Theravance Biopharma, Inc. (a)	594,200	9,578,504
Zogenix, Inc. (a)	572,500	25,562,125
		721,550,245
Software - 0.5%
Application Software - 0.5%
Benefitfocus, Inc. (a)	840,000	19,097,400
TOTAL COMMON STOCKS
(Cost $2,967,553,870)		3,941,245,852

Convertible Preferred Stocks - 0.5%
Biotechnology - 0.0%
Biotechnology - 0.0%
Generation Bio Series B (a)(c)(d)	52,700	479,043
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
1Life Healthcare, Inc. Series G (a)(c)(d)	322,145	4,271,643
Pharmaceuticals - 0.3%
Pharmaceuticals - 0.3%
Harmony Biosciences II, Inc.:
Series A (a)(c)(d)	4,262,580	8,354,657
Series C (c)(d)	2,067,257	4,051,824
		12,406,481
Software - 0.1%
Application Software - 0.1%
Outset Medical, Inc.:
Series C (a)(c)(d)	1,003,280	1,605,248
Series D (a)(c)(d)	884,245	1,485,532
		3,090,780
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $16,267,967)		20,247,947

Money Market Funds - 3.4%
Fidelity Cash Central Fund 1.83% (e)	24,497,793	24,502,693
Fidelity Securities Lending Cash Central Fund 1.84% (e)(f)	111,750,411	111,761,586
TOTAL MONEY MARKET FUNDS
(Cost $136,264,279)		136,264,279
TOTAL INVESTMENT IN SECURITIES - 102.8%
(Cost $3,120,086,116)		4,097,758,078
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(111,288,201)
NET ASSETS - 100%		$3,986,469,877

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,003,116 or 0.8% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc.	9/28/18	$1,999,999
1Life Healthcare, Inc. Series G	4/10/14	$2,121,583
Generation Bio Series B	2/21/18	$481,978
Harmony Biosciences II, Inc. Series A	9/22/17	$4,262,580
Harmony Biosciences II, Inc. Series C	8/9/19	$4,051,824
Outset Medical, Inc. Series C	4/19/17	$2,600,000
Outset Medical, Inc. Series D	8/20/18	$2,750,002
RPI International Holdings LP	5/21/15 - 3/23/16	$8,207,868

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$201,468
Fidelity Securities Lending Cash Central Fund	101,475
Total	$302,943

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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